Conversion to Canadian GAAP to US GAAP	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Conversion to Canadian GAAP to US GAAP

3.    CONVERSION FROM CANADIAN GAAP TO US GAAP

For the year ended December 31, 2011 the Company converted from Accounting Principles Generally Accepted in Canada (Canadian GAAP) to Accounting Principles Generally Accepted in the United States (US GAAP). Effective January 1, 2011 Canadian filers were required to transition from Canadian GAAP to International Financial Reporting Standards (IFRS) or US GAAP. The Company chose to report their financial statements under US GAAP.

Under Canadian GAAP stock options granted to Directors and employees are expensed based on the fair value of the options when they vest. Under US GAAP stock options granted to Directors and employees are valued at the date of grant and then expensed over the vesting period. The difference between Canadian GAAP and US GAAP resulted in a $162,542 decrease in additional paid-in capital and a commensurate decrease in deficit accumulated in the exploration stage.

The Company also recognized expense totaling $1.65 million in prior years for the transfer of common stock between Directors of the company under Canadian GAAP. The share transfer is a direct assignment of shares from one director to another. Under US GAAP the transfer of shares between directors does not have a financial statement impact. The difference between Canadian GAAP and US GAAP was a reduction in both additional paid-in capital and deficit accumulated in the exploration stage of $1,654,297. For the year ended December 31, 2009 the Company recognized a decrease in compensation on exchange of shares between directors totaling $42,167, which resulted in a commensurate decrease in net loss for the year to $226,149, from $268,316.